Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	MPEL
Entity Registrant Name	MELCO CROWN ENTERTAINMENT LTD
Entity Central Index Key	0001381640
Current Fiscal Year End Date	--12-31